Borrowings - Schedule of reconciliation of loan (Details) € in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	€ 187,373
Borrowings, ending period	168,385		€ 187,373
Less: non-current portion	(122,362)		(166,521)
CURRENT PORTION	46,023		20,852
Amended debt financing agreement due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	180,841		167,520
Transaction costs	0		(944)
Accrued interest	10,926		22,530
Payment of interest	(8,974)		(18,978)
Exchange rate difference	(20,592)		10,713
Borrowings, ending period	162,202	$ 190.1	180,841
Less: non-current portion	(117,609)		(161,420)
CURRENT PORTION	€ 44,593		€ 19,421